Deferred Incentive Compensation to Officers - Schedule of Deferred Incentive Compensation to Officers (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total		$ 1,042,000		$ 1,042,000
Non-current		(521,000)		(1,042,000)
Current		$ 521,000
Rory Cutaia [Member]
Date	[1]	Dec. 23, 2019		Dec. 23, 2019
Payment Date	[1]	50% on January 10, 2021 and 50% on January 10, 2022		50% on January 10, 2021 and 50% on January 10, 2022
Total	[1]	$ 430,000		$ 430,000
Rory Cutaia [Member]
Date		Dec. 23, 2019	[2]	Dec. 23, 2019	[3]
Payment Date		50% on January 10, 2021 and 50% on January 10, 2022	[2]	50% on January 10, 2021 and 50% on January 10, 2022	[3]
Total		$ 324,000	[2]	$ 324,000	[2],[3]	[3]
Jeff Clayborne [Member]
Date	[1]	Dec. 23, 2019		Dec. 23, 2019
Payment Date	[1]	50% on January 10, 2021 and 50% on January 10, 2022		50% on January 10, 2021 and 50% on January 10, 2022
Total	[1]	$ 125,000		$ 125,000
Jeff Clayborne [Member]
Date		Dec. 23, 2019	[2]	Dec. 23, 2019	[3]
Payment Date		50% on January 10, 2021 and 50% on January 10, 2022	[2]	50% on January 10, 2021 and 50% on January 10, 2022	[3]
Total		$ 163,000	[2]	$ 163,000	[2],[3]	[3]

[1]	On December 23, 2019, the Company awarded Rory Cutaia, Chief Executive Officer and Jeff Clayborne, Chief Financial Officer Annual Incentive Compensation of $430,000 and 125,000, respectively for services rendered. The Company has determined that it is in its best interest and in the best interest of its stockholders to defer payments to the Employees. The Company will pay 50% of the Annual Incentive Compensation on January 10, 2021 and the remaining 50% on January 10, 2022.
[2]	On December 23, 2019, the Company awarded Rory Cutaia, Chief Executive Officer and Jeff Clayborne, Chief Financial Officer received a bonus for the successful Up-Listing to Nasdaq and Acquisition of Verb Direct during fiscal 2019, totaling $324,000 and $162,000, respectively. The Company has determined that it is in its best interest and in the best interest of its stockholders to defer payments to the Employees. The Company will pay 50% of the Nasdaq Up-Listing Award on January 10, 2021 and the remaining 50% on January 10, 2022.
[3]	On December 23, 2019, the Company awarded Rory Cutaia, Chief Executive Officer and Jeff Clayborne, Chief Financial Officer received a bonus for the successful Up-Listing to Nasdaq and Acquisition of Verb Direct during fiscal 2019, totaling $324,000 and 163,000, respectively. The Company has determined that it is in its best interest and in the best interest of its stockholders to defer payments to the Employees. The Company will pay 50% of the Nasdaq Up-Listing Award on January 10, 2021 and the remaining 50% on January 10, 2022.